PROPERTY, PLANT AND EQUIPMENT - Schedule of Property, Plant and Equipment (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	$ 26,431,542	$ 22,590,169	$ 22,425,935
Less: Accumulated depreciation and amortization	(22,079,147)	(22,038,508)	(22,146,273)
Property, Plant and Equipment, net	4,352,395	551,661	279,662
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	592,336	482,235	473,448
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	103,951	87,957	45,000
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	25,492,755	21,739,504	21,818,624
Manufacturing Machinery And Equipment In Progress [Member]
Property, Plant and Equipment [Line Items]
Depreciable property, plant and equipment	$ 242,500	$ 280,473	$ 88,863